FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 02, 2013	Apr. 03, 2012	Jun. 30, 2011	Oct. 16, 2009
Debt and interest
Repayments	$ (43)	$ (375)
Current borrowings and current portion of non-current borrowings	(11)	(13)
Non-current portion of non-current borrowings	4,715	4,769
5.7% notes
Debt and interest
Borrowings, beginning balance	844	843
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	844	844
Borrowings details
Notional amount	850	850				$ 850
Borrowings, interest rate (as percent)						5.70%
5.25% Notes
Debt and interest
Borrowings, beginning balance	372	744
Proceeds	0	0
Repayments	0	(375)
Amortization and other	1	3
Borrowings, ending balance	373	372
Borrowings details
Notional amount	$ 375	375			$ 750
Borrowings, interest rate (as percent)	5.25%				5.25%
5.80% notes
Debt and interest
Borrowings, beginning balance	$ 396	395
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	396	396
Borrowings details
Notional amount	$ 400	400
Borrowings, interest rate (as percent)	5.80%
6.35% notes
Debt and interest
Borrowings, beginning balance	$ 595	594
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	595	595
Borrowings details
Notional amount	$ 600	600
Borrowings, interest rate (as percent)	6.35%
Other fixed rate notes
Debt and interest
Borrowings, beginning balance	$ 1,083	1,082
Proceeds	0	0
Repayments	(43)	0
Amortization and other	2	1
Borrowings, ending balance	1,042	1,083
Other fixed rate notes | Borrowings
Debt and interest
Borrowings, beginning balance	1,100
Borrowings, ending balance	1,100	1,100
BNAF notes due 2038
Debt and interest
Borrowings, beginning balance	250
Borrowings, ending balance	250	250
BPADF notes due 2039 [Member]
Debt and interest
Borrowings, beginning balance	850
Repayments	(43)
Borrowings, ending balance	807	850
Borrowings details
Notional amount							$ 850
Borrowings, interest rate (as percent)							5.95%
Capital leases
Debt and interest
Borrowings, beginning balance	70	68
Proceeds	0	0
Repayments	(13)	(20)
Amortization and other	(1)	22
Borrowings, ending balance	56	70
Borrowings details
Current lease liabilities	11	13
Nevada Gold Mines capital leases [Member]
Borrowings details
Lease liabilities	13	17
Loulo-Gounkoto capital leases [Member]
Borrowings details
Lease liabilities	20	24
Veladero capital leases [Member]
Borrowings details
Lease liabilities	1	9
Lumwana capital leases [Member]
Borrowings details
Lease liabilities	3	4
Hemlo capital leases [Member]
Borrowings details
Lease liabilities	1	2
Pascua-Lama capital leases [Member]
Borrowings details
Lease liabilities	1	2
Tongon capital leases [Member]
Borrowings details
Lease liabilities	6	2
Other debt obligations
Debt and interest
Borrowings, beginning balance	578	581
Proceeds	0	0
Repayments	0	0
Amortization and other	(2)	(3)
Borrowings, ending balance	576	578
5.75% notes
Debt and interest
Borrowings, beginning balance	844	843
Proceeds	0	0
Repayments	0	0
Amortization and other	0	1
Borrowings, ending balance	844	844
Borrowings details
Notional amount	850	850		$ 850
Borrowings, interest rate (as percent)				5.75%
Total notes and leases [Member]
Debt and interest
Borrowings, beginning balance	4,782	5,150
Proceeds	0	0
Less: Proceeds from current borrowings	0	0
Proceeds from non-current borrowings	0	0
Repayments	(56)	(395)
Less: Repayments of current borrowings	0	0
Repayments of non-current borrowings	(56)	(395)
Amortization and other	0	27
Borrowings, ending balance	4,726	4,782
Current borrowings and current portion of non-current borrowings	(11)	(13)	$ (15)
Non-current portion of non-current borrowings	$ 4,715	$ 4,769	$ 5,135